Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES

Purchase Commitments—The Company enters into purchase orders with vendors and other parties in the ordinary course of business, and has a limited number of purchase contracts with certain vendors that require it to buy a predetermined volume of products. As of October 1, 2016, the Company had $956 million of purchase orders and purchase contract commitments, of which $696 million, $130 million and $130 million pertain to products to be purchased in the balance of fiscal year 2016, and in fiscal years 2017, and 2018, respectively, and are not recorded in the Consolidated Balance Sheets.

To minimize fuel cost risk, the Company enters into forward purchase commitments for a portion of its projected diesel fuel requirements. At October 1, 2016, the Company had diesel fuel forward purchase commitments totaling $109 million through March 2018. The Company also enters into forward purchase agreements for electricity. At October 1, 2016, the Company had electricity forward purchase commitments totaling $10 million through September 2018. The Company does not measure its forward purchase commitments for fuel and electricity at fair value, as the amounts under contract meet the physical delivery criteria in the normal purchase exception under GAAP guidance.

Legal Proceedings—The Company and its subsidiaries are parties to a number of legal proceedings arising from the normal course of business. These legal proceedings—whether pending, threatened or unasserted, if decided adversely to or settled by the Company—may result in liabilities material to its financial position, results of operations, or cash flows. The Company recognizes provisions with respect to the proceedings where appropriate. These are reflected in the Consolidated Balance Sheets. It is possible that the Company could be required to make expenditures, in excess of the established provisions, in amounts that cannot be reasonably estimated. However, the Company believes that the ultimate resolution of these proceedings will not have a material adverse effect on its consolidated financial position, results of operations, or cash flows. It is the Company’s policy to expense attorney fees as incurred.

21.	COMMITMENTS AND CONTINGENCIES

Purchase Commitments—The Company enters into purchase orders with vendors and other parties in the ordinary course of business and has a limited number of purchase contracts with certain vendors that require it to buy a predetermined volume of products. As of January 2, 2016, the Company has $941 million of purchase orders and purchase contract commitments, of which $714 million, $130 million and $97 million pertain to fiscal years 2016, 2017, and 2018, respectively, and are not recorded in the Consolidated Balance Sheets.

To minimize fuel cost risk, the Company enters into forward purchase commitments for a portion of its projected diesel fuel requirements. As of January 2, 2016, the Company had diesel fuel forward purchase commitments totaling $132 million through June 2017. The Company also enters into forward purchase agreements for electricity. As of January 2, 2016, the Company had electricity forward purchase commitments totaling $13 million through March 2018. The Company does not measure its forward purchase commitments for diesel fuel and electricity at fair value as the amounts under contract meet the physical delivery criteria in the normal purchase exception under GAAP guidance.

Florida State Pricing Subpoena—In May 2011, the State of Florida Department of Financial Services issued a subpoena to the Company requesting a broad range of information regarding vendors, logistics/freight as well as pricing, allowances, and rebates that the Company obtained from the sale of products and services for the term of the contract. The subpoena focused on all pricing and rebates earned during this period relative to the Florida Department of Corrections. In 2011, the Company learned of two qui tam suits, filed in Florida state court, against the Company, one of which was filed by a former official in the Florida Department of Corrections. In April 2015, the Company and the State of Florida agreed in principle to a settlement under which the Company would pay $16 million, and the State of Florida would dismiss all complaints, including the two qui tam suits. In June 2015, the parties finalized the settlement agreement and payment was made to the Florida Department of Financial Services.

Eagan Labor Dispute—In 2008, the Company closed its Eagan, Minnesota and Fairfield, Ohio distribution centers, and recorded a liability of approximately $40 million for the related multiemployer pension withdrawal liability, which is payable in monthly installments through November 2023. During the fiscal third quarter of 2011, the Company was assessed an additional $17 million multiemployer pension withdrawal liability for the Eagan facility, the final payment of which was made on April 1, 2015. As further discussed in Note 17, Retirement Plans, the Company settled these items, among others, on December 30, 2015.

Other Legal Proceedings—The Company and its subsidiaries are parties to a number of other legal proceedings arising from the normal course of business. These legal proceedings—whether pending, threatened or unasserted, if decided adversely to or settled by the Company—may result in liabilities material to its financial position, results of operations, or cash flows. The Company recognized provisions with respect to the proceedings where appropriate. These are reflected in the Consolidated Balance Sheets. It is possible that the Company could be required to make expenditures, in excess of the established provisions, in amounts that cannot be reasonably estimated. However, the Company believes that the ultimate resolution of these proceedings will not have a material adverse effect on its consolidated financial position, results of operations, or cash flows. It is the Company’s policy to expense attorney fees as incurred.

Insurance Recoveries—Tornado Loss On April 28, 2014, a tornado damaged a distribution facility and its contents, including building improvements, equipment and inventory. Business from the damaged facility was temporarily transferred to other Company distribution facilities until July 2015, when a new state-of-the-art distribution facility became operational. The Company has insurance coverage on the distribution facility and its contents, as well as business interruption insurance. During fiscal year 2014, the Company received proceeds of $14 million for damaged inventory and property and equipment. In fiscal year 2015, the Company received proceeds of $26 million of which $6 million was recognized as a receivable in 2014. The remaining $20 million of proceeds received and recognized in fiscal 2015 represented the recovery of current and prior year operating costs, for a net $11 million recognized as a benefit in 2015. The timing of and amounts of final insurance settlement is expected in 2016.

The Company classified $3 million and $4 million related to the damaged distribution facility as Cash flows provided by investing activities in fiscal years 2015 and 2014, respectively, in its Consolidated Statements of Cash Flows. The remaining $23 million and $10 million related to damaged inventory and business interruption costs are classified as Cash flows provided by operating activities in fiscal years 2015 and 2014, respectively, in the Consolidated Statements of Cash Flows.